Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenues (note 3)	$ 2,128	$ 1,517
Expenses
Cost of sales	17	79
Research and development	4,012	2,390
Selling, general and administrative	2,306	1,861
Total expenses	6,335	4,330
Loss from operations	(4,207)	(2,813)
Gain (loss) due to changes in foreign currency exchange rates	(59)	174
Other finance (costs) income	11	(1)
Net finance (costs) income	(48)	173
Loss before income taxes	(4,255)	(2,640)
Income tax recovery
Net loss	(4,255)	(2,640)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(168)	37
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability (note 4)	(162)	2,749
Comprehensive loss	$ (4,585)	$ 146
Basic and diluted loss per share (note 7)	$ (0.88)	$ (0.54)
Weighted average number of shares outstanding (basic and diluted)	4,855,876	4,855,876